SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17. SUBSEQUENT EVENTS

During the second quarter of 2024, the Company entered into a Development Services Agreement with PSBC, LLC, a third-party Delaware corporation, for a software platform to use in connection with the operation of Bitcoin ATMs. The Company implemented and began to use the software platform in June 2024.

On May 14, 2025, the Company entered into a Second Amendment to the Development Services Agreement with PSBC, LLC, pursuant to which PSBC, LLC agreed to provide support services through November 14, 2025, and we agreed to pay PSBC, LLC, $50 thousand per month beginning on May 14, 2025, and each month thereafter through November 14, 2025.

On May 30, 2025, Rachael Gnadinger, Madeline McCausland, and Joanne Nebus-Horning, on behalf of themselves and others similarly situated (“Gnadinger”), filed a complaint that includes class action allegations, against Athena, its Chief Executive Officer, and other defendants, filed at the Superior Court of New Jersey Law Division, Middlesex County. The complaint against Athena alleges negligence and violations to various New Jersey statutes such as possession of stolen property, Racketeer Influenced and Corrupt Organizations, negligence and consumer fraud. Gnadinger alleges the need for implementing effective and sufficient checks and procedures both at the Bitcoin ATM kiosks and other internal procedures in order to intervene, prevent, mitigate, or deter the use of the kiosks in elderly scams, beyond what already Athena has in place. The claim by Gnadinger against Athena is for an undetermined amount of compensation (which cannot exceed $5,000,000 under the Class Action Fairness Act of 2005) as well as injunctive relief. The additional costs mentioned in the claim are not able to be estimated at this time, if any would be applicable. Athena anticipates it will be seeking the removal of this case to US District Court for the District of New Jersey.

NOTE 17. SUBSEQUENT EVENTS

The Company has evaluated subsequent events after the balance sheet date of December 31, 2024, through March 25, 2025, the date on which these consolidated financial statements were available to be issued.

On January 21, 2025, Girma Yilma on behalf of himself and all others (“Yilma”), an individual, filed a complaint that includes class action allegations, against Athena Bitcoin, Inc., and two other retail establishments as defendants, filed at Colorado’s Arapahoe County District Court (the “Court”). The complaint against Company alleges negligence and violations to various Colorado statutes such as its consumer protection act, civil theft, unjust enrichment, negligence and negligent design. As in the previous two cases filed by the same plaintiff’s law firm, it alleges the need for implementing effective and sufficient checks and procedures both at the Bitcoin ATM kiosks and other internal procedures in order to intervene, prevent, mitigate, or deter the use of the kiosks in elderly scams, beyond to what already Company has in place. The claim by plaintiff against Company is for an undetermined amount of compensation (which cannot exceed $5,000 under the Class Action Fairness Act of 2005) as well as injunctive relief. The additional costs mentioned in the claim are not able to be estimated at this time, if any would be applicable.

On January 31, 2025, Zamareeh Odoms, an individual, through counsel sent an extrajudicial claim for $500. The claim alleges lack of proper due diligence when recruiting or supervising an employee, agent or representative that caused damages to his person for alleged insults and verbal aggressions made while in the common areas of the office building. However, the individual involved that caused the alleged claims by Odoms is not an employee, agent or representative of the Company, the alleged actions were not within the scope of any duties for the Company and the Company had no control over his employment, actions, or behavior because there is no employment relationship. Therefore, the Company’s assessment of this case at this time is there is no liability of the Company.